SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 8:-	SHAREHOLDERS’ EQUITY

a.	Share capital:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.	Stock option plans:

Description of plans:

In October 2008, the Company’s Board of Directors adopted the 2008 Stock Incentive Plan (the “2008 Plan”) with 1,000,000 shares or stock options available for grant and a sub-plan to enable qualified optionees certain tax benefits under the Israeli Income Tax Ordinance. Among the incentives that may be adopted are stock options, performance share awards, performance share unit awards, restricted shares, RSUs awards and other stock-based awards. During the years commencing in 2010 and through June 30, 2026, the Company’s Board of Directors approved, in the aggregate, an increase of 14,986,316 shares to the number of shares available for grant under the 2008 Plan, bringing the total number of shares available for grant to 15,986,316. As of June 30, 2026, an aggregate of 2,749,442 shares were available for future grants under the 2008 Plan.

The grants under the 2008 Plan during the six months ended June 30, 2026, have vesting restrictions, valuations and contractual lives in similar nature to those described in Note 11 of the Notes to the Company’s consolidated annual financial statements for the year ended December 31, 2025.

During the six months ended June 30, 2026, the Company granted restricted stock units (“RSUs”), including performance-based RSUs which are subject to market conditions or to both market and performance conditions (“PSUs”). These PSUs vest over three or four-year period of continued employment.

In addition, the Company approved the issuance of additional PSUs, some of which are also subject to performance conditions, contingent upon shareholder approval. As of June 30, 2026, such shareholder approval had not yet been obtained. Accordingly, no share-based compensation expense was recognized in respect of these awards.

Options granted to employees and directors:

The fair value of the Company’s stock options granted in the six months ended June 30, 2025 was estimated using the following weighted average assumptions:

Six months ended June 30,
2025

Risk-free interest	4.36%
Dividend yield	0%
Volatility	43.26%
Expected term (in years)	3.82

There were no stock option grants during the six months ended June 30, 2026.

A summary of employees’ and directors’ option balances under the 2008 Plan as of June 30, 2026 and changes during the six months then ended are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding as of January 1, 2026	3,862,523	$6.7	3.5	$24,140
Exercised	(903,945)	$7.4
Forfeited and cancelled	(73,750)	$6.5

Outstanding as of June 30, 2026	2,884,828	$6.5	3.3	$19,712

Exercisable as of June 30, 2026	1,121,053	$6.6	2.5	$7,248

The weighted-average grant-date fair value of options granted during the six months ended June 30, 2025 was $2.32. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company’s closing stock price and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on that date. These amounts changed based on the fair market value of the Company’s stock.

PSUs and RSUs granted to employees:

A summary of the Company’s PSUs and RSUs balances under the 2008 Plan as of June 30, 2026 and changes during the six months then ended are as follows:

Number of PSUs

Outstanding as of January 1, 2026	1,177,500
Granted	299,500
Vested	(234,625)
Forfeited and cancelled	-

Outstanding as of June 30, 2026	1,242,375

The weighted-average grant-date fair value of PSUs granted during the six months ended June 30, 2026 and 2025 were $12.68 and $5.73, respectively.

The fair value of the Company’s PSUs granted in the six months ended June 30, 2026 and 2025 were estimated using the following weighted average assumptions:

	Six months ended June 30,
	2026	2025

Risk-free interest	3.43%-3.66%	4.27% - 4.35%
Volatility	45.64%	44.17%
Expected term (in years)	1-4	1- 4
Minimal share price for vesting	7	5.25

c.
During the six months ended June 30, 2026 and 2025, the stock-based compensation expenses, including with respect to the Service-Based Earn-Out and the Additional Earn-Out Consideration, as defined in Note 15, were recognized in the condensed interim consolidated statement of income in the following line items:

	Six months ended
	June 30,
	2026		2025

Cost of revenue of products		$174	$216
Cost of revenue of services		223	186
Research and development expenses, net		880	672
Selling and marketing expenses		905	556
General and administrative expenses	(*)	8,199	443
Other operating expenses, net		21	-

		$10,402	$2,073

(*) Including $7,000 related to the Additional Earn-Out Consideration, see Note 15.